Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Inventories

	As of	As of
	December 31, 2021	December 31, 2020
	Million	Million
Handsets and other terminals	7,316	6,262
Others	2,887	1,782

	10,203	8,044